FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

18. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2019, respectively:

	December 31, 2019			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	310,439,321	—	310,439,321

	December 31, 2018			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	120,241,425	—	120,241,425

The table below reflects the reconciliation from the opening balances to the closing balances for a convertible loan, a recurring fair value measurement categorized as Level 3 of the fair value hierarchy, for the years ended December 31, 2017 and 2018, respectively:

	For the Year Ended December 31,
	2017	2018
Convertible loan - beginning of year	116,728,899	151,557,796
Change in fair value	43,006,399	34,499,858
Conversion to Series A-3 Preferred Shares	—	(181,112,874)
Foreign currency translation adjustment	(8,177,502)	(4,944,780)
Convertible loan - end of year	151,557,796	—